Related party disclosures - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Outstanding commitments made by entity, related party transactions	$ 4	$ 6
Associates [member] | Investment in preferred shares of associates [member]
Disclosure of transactions between related parties [Line Items]
Amounts receivable, related party transactions	43
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities	34	12
Barclay associate [member]
Disclosure of transactions between related parties [Line Items]
Loan to and from material associate investment (offset in accordance with IAS32)	$ 237	$ 237
Average interest rate on interest payable and receivable relating to loan to and from material associate investment	4.10%	4.00%